Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (36,583)	$ (19,661)	$ (27,667)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,546	1,632	1,377
Stock-based compensation	15,118	15,026	12,089
Exchange rate differences	660	945	4,259
Realized and unrealized losses on non-designated derivative instruments	609
Interest on short-term deposits	244	(848)	(1,213)
Change in fair value of Forfeiture Shares	(37)	(1,713)	(2,907)
Change in earnout liability	377
Reduction in the carrying amount of ROU assets	1,500	1,874	1,726
Equity in earnings of investee, net of dividend received	17	1
Changes in operating assets and liabilities, net of effects of businesses acquired:
Trade accounts receivable	7,185	(3,166)	(4,419)
Prepaid expenses and other current assets	991	489	3,462
Inventories	6,178	9,980	(14,494)
Other long-term assets	12	(174)	293
Trade accounts payable	594	(6,374)	5,841
Accrued compensation	839	(1,949)	1,623
Other current liabilities	2,063	(864)	(502)
Change in operating lease liabilities	(1,278)	(1,598)	(1,571)
Other long-term liabilities	(16)	41	8
Net cash provided by (used in) operating activities	1,019	(6,359)	(22,095)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(141,541)	(206,024)	(214,522)
Maturities of short-term deposits	170,113	208,561	203,902
Purchase of property and equipment	(1,867)	(1,185)	(1,109)
Investment in a restricted short-term deposit	(1,120)
Derivative instruments of non-designated hedges	(4)
Cash paid for business combination, net of cash acquired (note 3)	(7,800)
Net cash provided by (used in) investing activities	17,781	1,352	(11,729)
CASH FLOWS FROM FINANCING ACTIVITIES -
Repurchase of Ordinary Shares	(1,016)
Exercise of stock options	861	1,498	822
Net cash provided by (used in) financing activities	(155)	1,498	822
Effect of exchange rate changes on cash and cash equivalents	(483)	746	(3,765)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	18,162	(2,763)	(36,767)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	17,261	20,024	56,791
CASH AND CASH EQUIVALENTS AT END OF YEAR	35,423	17,261	20,024
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for income taxes	122	293	214
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	569	611	317
Repurchase of Ordinary Shares	597
Fair value of earnout liability assumed in business combination	2,036
Operating lease liabilities arising from obtaining operating right-of-use assets and lease modification	$ 6,094	$ 398	$ 648